UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05010

Mutual Fund and Variable Insurance Trust

(Exact name of registrant as specified in charter)

36 North New York Avenue

Huntington, NY 11743

(Address of principal executive offices)(Zip code)

The Corporation Trust Company

Corporate Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 1.800.253.0412

Date of fiscal year end: 12/31

Date of reporting period: 03/31/2018

Item 1.	Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

RATIONAL DIVIDEND CAPTURE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2018

Shares		Value
	COMMON STOCKS - 81.9%
	AUTO MANUFACTURERS - 1.1%
28,500	Ford Motor Co.	$315,780

	BANKS - 2.0%
6,350	Citigroup, Inc.	428,625
1,310	JPMorgan Chase & Co.	144,061
		572,686
	BEVERAGES - 2.0%
3,500	Coco-Cola Co.	152,005
4,050	PepsiCo, Inc.	442,058
		594,063
	CHEMICALS - 1.0%
9,400	Olin Corp.	285,666

	COAL - 0.7%
12,000	Alliance Resource Partners LP	211,800

	COSMETICS / PERSONAL CARE - 3.1%
11,500	Procter & Gamble Co.	911,720

	DIVERSIFIED FINANCIAL SERVICES - 3.3%
12,934	Arlington Asset Investment Corp.	142,791
11,500	Ladder Capital Corp.	173,420
113,213	Medley Management, Inc.	645,314
		961,525
	ENTERTAINMENT - 1.2%
24,865	AMC Entertainment Holdings, Inc.	349,353

	FOOD- 2.5%
7,000	Campbell Soup Co.	303,170
1,190	JM Smucker Co.	147,572
4,500	Kraft Heinz Co.	280,305
		731,047
	HOUSEHOLD PRODUCTS- 1.0%
2,700	Kimberly-Clark Corp.	297,351

	INVESTMENT COMPANIES - 12.3%
68,200	Ares Capital Corp.	1,082,334
313,500	Medley Capital Corp.	1,247,730
68,100	Oaktree Specialty Lending Corp.	286,701
25,700	PennantPark Floating Rate Capi	336,413
99,800	PennantPark Investment Corp.	666,664
		3,619,842

	IRON/STEEL - 1.3%
6,140	Nucor Corp.	375,093

	MEDIA - 2.1%
6,100	Walt Disney Co.	612,684

	OIL & GAS - 5.6%
3,010	Anadarko Petroleum Corp.	181,834
16,790	BP PLC	680,667
2,940	Hess Corp.	148,823
9,600	Occidental Petroleum Corp.	623,616
		1,634,940
	PHARMACEUTICALS - 8.2%
5,140	CVS Health Corp.	319,759
4,100	Eli Lilly & Co.	317,217
6,040	GlaxoSmithKline PLC	235,983
11,000	Merck & Co, Inc.	599,170
20,300	Owens & Minor, Inc.	315,665
21,000	Roche Holding AG	601,125
		2,388,919
	PIPELINES- 2.5%
29,300	Kinder Morgan, Inc.	441,258
7,600	Plains All American Pipeline LP	167,428
3,200	Western Gas Partners LP	136,544
		745,230
	REITS - 16.0%
44,340	CBL & Associates Properties, Inc.	184,898
22,530	CYS Investments, Inc.	151,402
4,600	Gaming and Leisure Properties, Inc.	153,962
41,630	Global Medical REIT, Inc.	289,328
18,200	Global Net Lease, Inc.	307,216
6,000	Hospitality Properties Trust	152,040
33,280	Independence Realty Trust, Inc.	305,510
45,930	New Senior Investment Group, Inc.	375,707
5,500	Omega Healthcare Investors, Inc.	148,720
31,800	Select Income REIT	619,464
47,360	Senior Housing Properties Trust	741,658
17,712	Uniti Group, Inc.	287,820
92,415	Whitestone REIT	960,192
		4,677,917

RATIONAL DIVIDEND CAPTURE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2018

Shares		Value
	COMMON STOCKS - 81.9% (Continued)
	RETAIL - 6.9%
1,680	Home Depot, Inc.
5,000	Kohl’s Corp.	$299,443
1,600	Lowe’s Cos, Inc.	327,550
6,990	Macy’s, Inc.	140,400
66,000	Office Depot, Inc.	207,883
50,100	Pier 1 Imports, Inc.	141,900
4,425	Target Corp.	161,322
6,400	Walgreens Boots Alliance, Inc.	307,228
		419,008
		2,004,734
	SEMICONDUCTORS - 1.2%
6,850	Intel Corp.	356,748

	TELECOMMUNICATIONS - 5.9%
17,100	AT&T, Inc.	609,615
40,400	CenturyLink, Inc.	663,772
31,100	Telefonica SA	306,957
3,150	Verizon Communications, Inc.	150,633
		1,730,977
	TRANSPORTATION - 2.0%
22,200	Martin Midstream Partners LP	299,700
2,830	United Parcel Service, Inc.	296,188
		595,888

	TOTAL COMMON STOCKS (Cost $25,219,618)	23,973,963

	EXCHANGE TRADED FUNDS - 7.5%
	EQUITY FUNDS - 7.5%
76,300	Alerian MLP ETF	714,931
42,200	iPath Bloomberg Coffee Subindex Total Return ETN	605,148
7,600	iShares S&P 100 ETF	881,524
	TOTAL EXCHANGE TRADED FUNDS (Cost - $2,224,325)	2,201,603

		Coupon	Maturity
	PREFERRED STOCKS - 6.5%
	FINANCIAL SERVICES - 1.2%
14,400	Ladenburg Thalmann Financial Services, Inc.	6.500%	11/30/2027	355,548

	ELECTRIC - 1.0%
12,900	Spark Energy, Inc.	8.750%	Perpetual	309,600

	INVESTMENT COMPANIES - 2.2%
13,300	Great Elm Capital Corp.	6.750%	1/31/2025	321,860
12,500	Newtek Business Services	6.250%	3/1/2023	318,125
				639,985

	REAL ESTATE - 2.1%
13,800	Innovative Industrial Properties, Inc.	9.000%	Perpetual	376,740
14,400	Wheeler REIT, Inc.	8.750%	Perpetual	225,072
				601,812

	TOTAL PREFERRED STOCKS (Cost -$1,913,325)			1,906,945

	SHORT-TERM INVESTMENTS - 5.8%
1,689,060	Federated Treasury Obligations Fund, Institutional Class, 1.51% *			1,689,060
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,689,060)			1,689,060

	TOTAL INVESTMENTS (Cost $31,046,328) - 101.7% (a)			$29,771,571
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.7) %			(490,695)
	NET ASSETS - 100.0%			$29,280,876

PLC - Public Limited Company.

REIT - Real Estate Investment Trust

*	Rate shown represents the rate at March 31, 2018, and is subject to change and resets daily.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $31,334,275 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$785,851
Unrealized depreciation:	(2,348,555)
Net unrealized depreciation:	$(1,562,704)

RATIONAL RISK MANAGED EMERGING MARKETS FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2018

Shares		Value
	COMMON STOCKS - 89.6%
	ADVERTISING - 1.8%
8,200	Smiles SA	$173,490

	AUTO PARTS & EQUIPMENT - 0.8%
49,000	Nexteer Automotive Group Ltd.	74,901

	BANKS - 17.4%
11,300	Banco do Brasil SA *	141,496
1,500	Banco Macro SA	161,955
1,834	Bancolombia SA	77,065
16,000	BOC Hong Kong Holdings Ltd.	78,492
19,759	Commercial International Bank Egypt SAE	100,376
24,158	FirstRand Ltd. *	136,511
17,700	Grupo Financiero Banorte SAB de CV	107,349
1,700	HDFC Bank Ltd.	167,909
2,690	OTP Bank PLC	120,867
22,337	Sberbank of Russia PJSC *	416,138
39,000	Yes Bank Ltd	184,170
		1,692,328
	DIVERSIFIED FINANCIAL SERVICES - 2.0%
43,500	CITIC Securities Co Ltd.	100,819
2,232	Hana Financial Group, Inc.	96,193
		197,012
	ELECTRONICS - 0.8%
24,700	Hon Hai Precision Industry Co. Ltd.	76,242

	FOOD - 2.8%
8,868	Gruma SAB de CV	101,558
5,000	X5 Retail Group NV *	168,000
		269,558
	FOREST PRODUCTS & PAPER - 2.3%
21,600	Suzano Papel e Celulose SA	219,111

	GAS - 3.7%
53,000	China Resources Gas Group Limited	185,341
19,000	ENN Energy Holdings Ltd.	170,789
		356,130
	HEALTHCARE-PRODUCTS - 1.0%
4,300	Aspen Pharmacare Holdings Ltd.	94,349

	INSURANCE - 6.9%
28,000	China Life Insurance Co. Ltd.	78,282
39,000	Ping An Insurance Group Co of China Ltd.	305,196
8,467	Vienna Insurance Group AG Wiener Versicherung	283,064
		666,542
	INTERNET - 14.3%
2,630	Alibaba Group Holding Ltd. - ADR *	482,710
400	Baidu, Inc. *	89,276
8	China Literature Limited *	75
2,100	Ctrip.com International Ltd. *	97,902
4,400	JD.com, Inc. *	178,156
224	NCSoft Corp.	86,683
8,384	Tencent Holdings, Ltd.	450,050
		1,384,852
	IRON/STEEL - 3.3%
200	Angang Steel Co Ltd.	194
47,740	Eregli Demir ve Celik Fabrikalari TAS	126,215
10,000	Vale SA	127,200
4,951	Vale SA *	63,600
		317,209

RATIONAL RISK MANAGED EMERGING MARKETS FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2018

Shares		Value
	COMMON STOCKS - 89.6% (Continued)
	LEISURE TIME - 1.2%
2,100	Hero MotoCorp Ltd. *	$114,640

	MEDIA - 3.1%
1,233	Naspers Ltd., Class N	301,731

	MINING - 2.0%
15,773	KAZ Minerals PLC *	190,271

	MISCELLANEOUS MANUFACTURING - 2.0%
285	Largan Precision Co. Ltd. *	32,403
8,700	Sunny Optical Technology Group Co. Ltd.	163,249
		195,652
	OIL & GAS - 3.7%
655	SK Innovation Co. Ltd. *	130,187
10,700	YPF SA	231,334
		361,521
	PHARMACEUTICALS- 0.5%
700	China Biologic Products Holdings, Inc. *	56,700

	REAL ESTATE - 2.7%
116,700	Ayala Land, Inc.	92,350
56,000	Longfor Properties Co Ltd.	172,665
		265,015
	RETAIL - 3.9%
40,000	ANTA Sports Products Ltd.	204,192
2,590	CCC S.A. *	176,918
		381,110
	SEMICONDUCTORS - 11.2%
209	Samsung Electronics Co Ltd.	488,324
2,995	SK Hynix, Inc. *	229,453
44,000	Taiwan Semiconductor Manufacturing Co Ltd. *	368,213
		1,085,990
	TELECOMMUNICATIONS - 1.3%
5,400	SK Telecom Co Ltd.	130,518

	TEXTILES - 0.9%
166,000	Texwinca Holdings Ltd.	87,297

	TOTAL COMMON STOCKS (Cost - $6,553,154)	8,692,169

	EXCHANGE TRADED FUNDS - 2.9%
	EQUITY FUNDS - 2.9%
13,900	Global X MSCI Greece ETF	$134,830
11,300	Global X MSCI Pakistan ETF	147,917
	TOTAL EXCHANGE TRADED FUNDS (Cost - $292,376)	282,747

	SHORT-TERM INVESTMENTS - 5.6%
539,040	Federated Treasury Obligations, Institutional Class, 1.51% **	539,040
	TOTAL SHORT-TERM INVESTMENTS (Cost - $539,040)	539,040

	TOTAL INVESTMENTS - 98.1% (Cost - $7,384,570) (a)	$9,513,956
	OTHER ASSETS LESS LIABILITIES - 1.9%	189,607
	NET ASSETS - 100.0%	$9,703,563

ADR - American Depositary Receipt.

ETF - Exchange Traded Fund.

PLC - Public Liability Company.

*	Non-income producing security.

**	Rate shown represents the rate at March 31, 2018 and is subject to change and resets daily.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $7,394,132 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$2,257,288
Unrealized depreciation:	(137,464)
Net unrealized appreciation:	$2,119,824

RATIONAL RISK MANAGED EMERGING MARKETS FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2018

As of March 31, 2018, the Fund’s long-term holdings were divided among countries as follows:

Country	Percentage
China	26.3%
South Korea	12.0%
Brazil	7.5%
Russia	6.0%
South Africa	5.5%
Taiwan	4.9%
India	4.8%
Argentina	4.1%
United States	3.7%
Hongkong	3.6%
Austria	2.9%
Mexico	2.2%
Britian	2.0%
Poland	1.8%
Turkey	1.3%
Hungary	1.2%
Philippines	1.0%
Egypt	0.9%
Colombia	0.8%
Total Long-Term Holdings:	92.5%

Percentages in the above table are based on net assets of the Fund as of March 31, 2018.

RATIONAL HEDGED RETURN FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2018

Shares		Value
	SHORT-TERM INVESTMENTS - 27.1%
1,384,180	Federated Treasury Obligations Fund, Institutional Class, 1.51% *	$1,384,180
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,384,180)	1,384,180

	TOTAL INVESTMENTS - 27.1% (Cost - $1,384,180) (a)	$1,384,180
	OTHER ASSETS LESS LIABILITIES - 72.9%	3,722,291
	NET ASSETS - 100.0%	$5,106,471

Contracts ^		Notional Amount	Expiration Date	Exercise Price	Value

	CALL OPTIONS WRITTEN * - (0.1) %
102	S&P 500 Future Index 1st Week Option	71,527,500	4/6/2018	2,805	(5,100)
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $5,100)				$(5,100)

^	Each contract is equivalent to one futures contract.

*	Rate shown represents the rate at March 31, 2018 and is subject to change and resets daily.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, including call options written, is $1,379,080 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$—
Unrealized depreciation:	—
Net unrealized appreciation:	$—

RATIONAL DYNAMIC BRANDS FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2018

Shares		Value
	COMMON STOCKS - 93.2%
	AEROSPACE - 1.4%
836	Boeing Co.	$274,108

	APPAREL - 2.6%
7,878	Nike, Inc.	523,414

	AUTO MANUFACTURERS- 2.0%
3,361	Ferrari NV	405,068

	BANKS - 8.3%
3,630	Goldman Sachs Group, Inc.	914,252
6,611	JPMorgan Chase & Co.	727,012
		1,641,264
	BEVERAGES - 7.5%
3,962	Constellation Brands, Inc.	903,019
10,338	Monster Beverage Corp. *	591,437
		1,494,456
	BIOTECHNOLOGY - 2.6%
3,037	Amgen, Inc.	517,748

	COMMERCIAL SERVICES - 1.5%
5,892	Square, Inc. *	289,887

	COMPUTERS - 4.6%
5,436	Apple, Inc.	912,052

	COSMETICS / PERSONAL CARE- 2.1%
2,757	Estee Lauder Cos, Inc.	412,778

	DIVERSIFIED FINANCIAL SERVICES - 3.6%
6,038	Visa, Inc.	722,266

	HEALTHCARE-SERVICES - 2.4%
2,282	UnitedHealth Group, Inc.	488,348

	HOME BUILDERS - 1.6%
7,067	DR Horton, Inc.	309,817

	INTERNET - 11.8%
1,921	Alibaba Group Holding Ltd. *	352,580
648	Amazon.com, Inc. *	937,876
189	Booking Holdings, Inc. *	393,194
7,978	JD.com, Inc. *	323,029
6,515	Tencent Holdings Ltd.	347,184
		2,353,863
	LODGING - 3.0%
2,747	Las Vegas Sands Corp.	197,509
5,549	MGM Resorts International	194,326
1,114	Wynn Resorts Ltd.	203,149
		594,984
	PHARMACEUTICALS - 2.5%
13,705	Pfizer, Inc.	486,391

	REITS - 2.2%
3,068	American Tower Corp.	445,903

	RETAIL - 13.1%
3,359	Costco Wholsale Corp.	632,936
4,589	Home Depot, Inc.	817,943
6,317	Lululemon Athletica, Inc. *	562,971
11,176	Tapestry, Inc.	587,969
		2,601,819
	SEMICONDUCTORS - 3.3%
2,883	NVIDIA Corp.	667,674

RATIONAL DYNAMIC BRANDS FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2018

Shares		Value
	COMMON STOCKS - 93.2% (Continued)
	SOFTWARE - 11.3%
7,656	Activision Blizzard, Inc.	$516,474
2,752	Adobe Systems, Inc. *	594,652
2,288	Intuit, Inc.	396,625
8,049	Microsoft Corp.	734,632
		2,242,383
	TELECOMMUNICATIONS - 5.8%
13,090	Cisco Systems, Inc.	561,430
38,541	Sprint Corp. *	188,080
6,488	T-Mobile US, Inc. *	396,028
		1,145,538

	TOTAL COMMON STOCKS (Cost $17,649,062)	18,529,761

	SHORT-TERM INVESTMENTS - 6.5%
1,298,896	Federated Treasury Obligations Fund, Institutional Class, 1.51% **	$1,298,896
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,298,896)	1,298,896

	TOTAL INVESTMENTS (Cost $18,947,958) - 99.7% (a)	19,828,657
	OTHER ASSETS LESS LIABILITIES - 0.3%	61,052
	NET ASSETS - 100.0%	$19,889,709

*	Non-income producing security.

**	Rate shown represents the rate at March 31, 2018, and is subject to change and resets daily.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $18,959,889 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$1,162,758
Unrealized depreciation:	(293,990)
Net unrealized appreciation:	$868,768

RATIONAL DIVIDEND CAPTURE VA FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2018

Shares		Value
	COMMON STOCK - 80.6%
	AUTO MANUFACTURERS - 1.1%
15,100	Ford Motor, Co.	$167,308

	BANKS - 2.0%
3,480	Citigroup, Inc.	234,900
700	JPMorgan Chase & Co.	76,979
		311,879
	BEVERAGES - 2.0%
1,850	Coca-Cola Co.	80,346
2,150	PepsiCo, Inc.	234,672
		315,018
	CHEMICALS - 1.0%
5,000	Olin Corp.	151,950

	COAL - 0.7%
6,000	Alliance Resource Partners LP	105,900

	COSMETICS/PERSONAL CARE - 3.0%
6,000	Procter & Gamble Co.	475,680

	DIVERSIFIED FINANCIAL SERVICES - 3.0%
6,900	Arlington Asset Investment Corp.	76,176
6,000	Ladder Capital Corp.	90,480
53,887	Medley Management Inc	307,156
		473,812

	ENTERTAINMENT - 1.1%
13,150	AMC Entertainment Holdings, Inc.	184,757

	FOOD - 2.4%
3,700	Campbell Soup Co.	160,247
630	JM Smucker Co.	78,126
2,400	Kraft Heinz Co.	149,496
		387,869
	HOUSEHOLD PRODUCTS - 1.0%
1,450	Kimberly-Clark Corp.	159,688

	INVESTMENT COMPANIES - 11.6%
36,200	Ares Capital Corp.	574,494
154,500	Medley Capital Corp.	614,910
36,500	Oaktree Specialty Lending Corp.	153,665
12,900	PennantPark Floating Rate Capi	168,861
48,800	PennantPark Investment Corp.	325,984
		1,837,914
	IRON/STEEL- 1.1%
2,800	Nucor Corp.	171,052

	MEDIA - 2.0%
3,200	Walt Disney Co.	321,408

	OIL & GAS - 7.8%
1,515	Anadarko Petroleum Corp.	91,521
8,300	BP PLC	336,482
1,575	Hess Corp.	79,726
5,000	Occidental Petroleum Corp.	324,800
6,370	Royal Dutch Shell PLC	406,470
		1,238,999
	PHARMACEUTICALS - 7.9%
2,450	CVS Health Corp.	152,414
2,100	Eli Lilly & Co.	162,477
3,300	GlaxoSmithKline PLC	128,931
5,945	Merck & Co, Inc.	323,824
10,600	Owens & Minor, Inc.	164,830
11,000	Roche Holding AG	314,875
		1,247,351
	PIPELINES - 2.5%
16,000	Kinder Morgan, Inc.	240,960
4,000	Plains All American Pipeline LP	88,120
1,650	Western Gas Partners LP	70,406
		399,486
	REITS - 15.2%
21,100	CBL & Associates Properties, Inc.	87,987
11,300	CYS Investments, Inc.	75,936
2,450	Gaming and Leisure Properties, Inc.	82,002
18,080	Global Medical REIT, Inc.	125,656
9,550	Global Net Lease, Inc.	161,204
3,150	Hospitality Properties, Trust.	79,821
17,640	Independence Realty Trust, Inc.	161,935
22,700	New Senior Investment Group, Inc.	185,686
2,900	Omega Healthcare Investors, Inc.	78,416
16,850	Select Income REIT	328,238
24,800	Senior Housing Properties Trust	388,368
9,469	Uniti Group, Inc. *	153,871
49,210	Whitestone REIT	511,292
		2,420,412

RATIONAL DIVIDEND CAPTURE VA FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2018

Shares		Value
	COMMON STOCK - 80.6% (Continued)
	RETAIL - 6.6%
910	Home Depot, Inc.	$162,198
2,600	Kohl’s Corp.	170,326
850	Lowe’s Cos, Inc.	74,588
3,450	Macy’s, Inc.	102,603
35,300	Office Depot, Inc .	75,895
26,800	Pier 1 Imports, Inc.	86,296
2,300	Target Corp.	159,689
3,400	Walgreens Boots Alliance, Inc.	222,598
		1,054,193
	SEMICONDUCTORS - 1.1%
3,550	Intel Corp.	184,884

	TELECOMMUNICATIONS - 5.5%	320,850
9,000	AT&T, Inc.	315,456
19,200	CenturyLink, Inc.	162,855
16,500	Telefonica SA	81,294
1,700	Verizon Communications, Inc.	880,455

	TRANSPORTATION - 2.0%
1,530	Martin Midstream Partners LP	160,130
11,600	United Parcel Service, Inc.	156,600
		316,730

	TOTAL COMMON STOCK (Cost - $13,330,619)	12,806,745

	EXCHANGE TRADED FUNDS - 8.9%
64,700	Alerian MLP ETF	606,239
22,400	iPath Bloomberg Coffee Subindex Total Return ETN *	321,216
4,150	iShares S&P 100 ETF	481,359
	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,428,268)	1,408,814

	PREFERRED STOCK - 6.1%	Interest Rate (%)	Maturity
	DIVERSIFIED FINANCIAL SERVICES - 1.1%
7,050	Ladenburg Thalmann Financial Services, Inc.	6.5000	11/30/2027	174,071

	ELECTRIC - 1.0%
6,700	Spark Energy, Inc.	8.7500	Perpetual	160,800

	INVESMENT COMPANIES - 2.2%
6,700	Great Elm Capital Corp.	6.7500	1/31/2025	162,140
7,500	Newtek Business Services	6.2500	3/1/2023	190,875
				353,015
	REIT - 1.8%
6,200	Innovative Industrial Properties, Inc.	9.0000	Perpetual	169,260
7,200	Wheeler REIT, Inc.	8.7500	Perpetual	112,536
				281,796

	TOTAL PREFERRED STOCK (Cost - $974,225)			969,682

	SHORT-TERM INVESTMENTS - 6.8%
1,084,277	Federated Treasury Obligations Fund, Institutional Class, 1.51% **			1,084,277
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,084,277)			1,084,277

	TOTAL INVESTMENTS - 102.4% (Cost - $16,817,389) (a)			$16,269,518
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.4) %			(374,536)
	NET ASSETS - 100.0%			$15,894,982

PLC - Public Limited Company.

REIT - Real Estate Investment Trust.

*	Non-income producing security.

**	Rate shown represents the rate at March 31, 2018 and is subject to change and resets daily.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $16,920,425 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$471,277
Unrealized depreciation:	(1,122,184)
Net unrealized appreciation:	$(650,907)

RATIONAL INSIDER BUYING VA FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2018

Shares		Value
	COMMON STOCK - 99.2%
	AEROSPACE - 1.3%
5,200	Heico Corp.	$451,412

	AGRICULTURE - 2.2%
8,000	Altria Group, Inc.	498,560
2,500	Philip Morris International, Inc.	248,500
		747,060
	AIRLINES - 2.4%
14,000	Southwest Airlines Co.	801,920

	BANKS - 9.9%
23,200	Bank of America Corp.	695,768
16,300	Citizens Financial Group, Inc.	684,274
6,000	JPMorgan Chase & Co.	659,820
4,200	PNC Financial Services Group, Inc.	635,208
10,000	SunTrust Banks, Inc.	680,400
		3,355,470
	BEVERAGES - 3.0%
4,400	Constellation Brands, Inc.	1,002,848

	CHEMICALS - 5.0%
6,500	Monsanto Co.	758,485
2,400	Sherwin-Williams Co.	941,088
		1,699,573
	COMMERICIAL SERVICES - 8.6%
4,100	Global Payments, Inc.	457,232
9,700	IHS Markit Ltd. *	467,928
5,900	Paypal Holdings, Inc. *	447,633
5,700	S&P Global, Inc.	1,089,042
5,300	Total System Services, Inc.	457,178
		2,919,013
	ENERGY-ALTERNATIVE SOURCES - 1.3%
8,400	SolarEdge Technologies, Inc. *	441,840

	FOOD - 3.8%
10,000	Mondelez International, Inc.	417,300
14,500	Sysco Corp.	869,420
		1,286,720
	HAND/MACHINE TOOLS - 2.6%
5,700	Stanley Black & Decker, Inc.	873,240

	HEALTHCARE-PRODUCTS - 10.3%
3,500	Cooper Cos., Inc.	800,835
6,500	Edwards Lifesciences Corp. *	906,880
4,600	IDEXX Laboratories, Inc. *	880,394
5,400	Stryker Corp.	868,968
		3,457,077
	HEALTHCARE-SERVICES - 5.4%
9,600	Centene Corp. *	1,025,952
8,200	HCA Holdings, Inc.	795,400
		1,821,352
	HOME FURNISHINGS - 0.9%
2,000	Whirlpool Corp.	306,220

	INSURANCE - 6.7%
19,600	Aflac, Inc.	857,696
16,500	CNA Financial Corp.	814,275
7,000	Torchmark Corp.	589,190
		2,261,161
	INTERNET - 6.6%
20,000	eBay, Inc. *	804,800
4,850	Netflix, Inc. *	1,432,448
		2,237,248
	LODGING - 1.9%
18,000	MGM Resorts International	630,360

	MACHINERY - 1.3%
1,600	Roper Technologies, Inc.	449,104

RATIONAL INSIDER BUYING VA FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2018

Shares		Value
	COMMON STOCK - 99.2% (Continued)
	OIL & GAS - 3.3%
15,000	Marathon Petroleum Corp.	$1,096,650

	PIPELINES - 1.6%
22,000	Enterprise Products Partners LP	538,560

	REITS - 1.7%
56,000	Annaly Capital Management, Inc.	584,080

	RETAIL - 9.0%
4,800	Darden Restaurants, Inc.	409,200
4,900	Home Depot, Inc.	873,376
5,500	McDonald’s Corp.	860,090
2,550	O’Reilly Automotive, Inc. *	630,819
1,300	Ulta Beauty, Inc. *	265,551
		3,039,036
	SEMICONDUCTORS - 6.2%
9,500	Analog Devices, Inc.	865,735
50,000	ON Semiconductor Corp. *	1,223,000
		2,088,735
	SOFTWARE - 4.2%
2,100	Adobe Systems, Inc. *	453,768
13,600	Fiserv, Inc. *	969,816
		1,423,584

	TOTAL COMMON STOCK (Cost - $27,187,329)	33,512,263

	SHORT-TERM INVESTMENTS - 1.1%
349,765	Federated Treasury Obligations Fund, Institutional Class, 1.51% **	349,765
	TOTAL SHORT-TERM INVESTMENTS (Cost - $349,765)	349,765

	TOTAL INVESTMENTS - 100.3% (Cost - $27,537,094) (a)	$33,862,028
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3) %	(86,897)
	NET ASSETS - 100.0%	$33,775,131

LP - Limited Partnership.

*	Non-income producing security.

**	Rate shown represents the rate at March 31, 2018; it is subject to change and resets daily.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $27,537,094 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$6,697,066
Unrealized depreciation:	(372,132)
Net unrealized appreciation:	$6,324,934

RATIONAL STRATEGIC ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2018

Shares		Value
	MUTUAL FUNDS - 67.9%
	ASSET ALLOCATION FUNDS - 13.7%
230,794	Rational Risk Managed Emerging Markets Fund, Institutional Class +	$1,696,339

	DEBT FUNDS - 30.9%
74,049	AlphaCentric Income Opportunities Fund, Institutional Class +	906,365
152,989	Catalyst/Stone Beach Income Opportunity Fund, Institutional Class +	1,467,166
76,357	Catalyst Insider Income Fund, Institutional Class +	712,409
76,544	Catalyst Floating Rate Income Fund, Institutional Class +	741,711
		3,827,651
	EQUITY FUNDS - 23.3%
47,960	Catalyst Dynamic Alpha Fund, Institutional Class +	1,056,560
155,869	Catalyst MLP & Infrastructure Fund, Institutional Class +	759,083
299,944	Rational Dynamic Brands Fund, Institutional Class +	1,067,801
		2,883,444

	TOTAL MUTUAL FUNDS (Cost - $8,262,502)	8,407,434

	EXCHANGE TRADED FUNDS - 31.5%
	EQUITY FUNDS - 31.5%
35,683	Ecological Strategy ETF +	1,461,933
43,000	The Strategy Shares NASDAQ 7 Handl Index ETF +	1,035,010
36,069	US Equity Rotation Strategy ETF +	1,402,724
	TOTAL EXCHANGE TRADED FUNDS (Cost - $3,067,497)	3,899,667

	SHORT-TERM INVESTMENTS - 0.5%
56,907	Federated Treasury Obligations Fund, Institutional Class, 1.15% *	56,907
	TOTAL SHORT-TERM INVESTMENTS (Cost - $56,907)	56,907

	TOTAL INVESTMENTS - 99.9% (Cost - $11,386,906) (a)	$12,364,008
	OTHER ASSETS LESS LIABILITIES - 0.1%	13,450
	NET ASSETS - 100.0%	$12,377,458

ETF - Exchange Traded Fund.

+	Investment in affiliate.

*	Rate shown represents the rate at March 31, 2018, and is subject to change and resets daily.

(a)	Represents cost for financial reporting purposes. Aggregate cost for tax purposes is $11,601,465 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$1,343,170
Unrealized depreciation:	(580,627)
Net unrealized appreciation:	$762,543

RATIONAL/ RESOLVE ADAPTIVE ASSET ALLOCATION FUND (Formerly Rational Dynamic Momentum)
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2018

Shares		Value
	SHORT-TERM INVESTMENTS - 96.6%
2,436,585	Fidelity Institutional Government Portfolio , Institutional Class, 1.51% * + (Cost - $2,436,585)	$2,436,585

	TOTAL INVESTMENTS - 96.6% (Cost - $2,436,585) (a)	$2,436,585
	OTHER ASSETS LESS LIABILITIES - 3.4%	86,548
	NET ASSETS - 100.0%	$2,523,133

*	Rate shown represents the rate at March 31, 2018, and is subject to change and resets daily.

+	All or a portion of this investment is a holding of the RRAA Fund Limited.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, excluding futures, is $2,436,585 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	—
Unrealized depreciation:	—
Net unrealized appreciation:	$—

				Unrealized
Long Contracts		Notional Amount ($)	Maturity	Appreciaion / (Depreciation)
	OPEN LONG FUTURES CONTRACTS - 0.7%
3	Copper Future +	226,913	May-18	$(7,163)
3	Gold 100 Oz Future +	398,190	June-18	(6,360)
1	MSCI EAFE Future	100,030	June-18	(1,535)
1	S&P Emini Future	132,150	June-18	(5,788)
2	US 10 YR Note (CBT)	242,281	June-18	1,219
1	US Long Bond (CBT)	146,625	June-18	1,532
11	WTI Crude Future +	714,340	May-18	36,830
	Total Unrealized Appreciation/Depreciation from Open Futures Contracts			$18,735

+	All or a portion of this investment is a holding of the RRAA Fund, Ltd.

RATIONAL DYNAMIC MOMENTUM VA FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2018

Shares		Value
	SHORT-TERM INVESTMENTS - 2.0%
201,067	Fidelity Institutional Government Portfolio , Institutional Class, 1.51% * + (Cost - $201,067)	$201,067

	TOTAL INVESTMENTS - 2.0% (Cost - $201,067) (a)	$201,067
	OTHER ASSETS LESS LIABILITIES - 98.0%	10,041,985
	NET ASSETS - 100.0%	$10,243,052

*	Rate shown represents the rate at March 31, 2018, and is subject to change and resets daily.

+	All or a portion of this investment is a holding of the Catalyst Managed Futures Strategy Fund Limited.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, excluding futures, is $201,067 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	—
Unrealized depreciation:	—
Net unrealized depreciation:	$—

				Unrealized
		Underlying Face		Appreciation /
Long Contracts		Amount at Value ($)	Maturity	(Depreciation)
	OPEN LONG FUTURES CONTRACTS - (1.4) %
8	3M Co.	176,424	June-18	$(10,444)
86	Abbott Laboratories	517,548	June-18	(9,195)
2	Alphabet, Inc.	208,398	June-18	(12,380)
4	Amazon.Com, Inc.	581,644	June-18	(37,810)
18	Apple, Inc.	303,408	June-18	(13,595)
112	Bank Of America Corp.	337,456	June-18	(22,130)
1	Booking Holdings, Inc.	209,012	June-18	(12,252)
26	BP Currency Future	2,284,425	June-18	22,588
56	Bristrol-Myer Squibb Co.	355,880	June-18	(15,356)
6	CHF Currency Future	788,550	June-18	(7,538)
86	Cisco Systems, Inc.	370,574	June-18	(10,606)
44	Citigroup, Inc.	298,408	June-18	(27,553)
29	Cocoa Future +	741,240	May-18	62,070
9	Copper Future +	680,738	May-18	(45,338)
20	Cotton No. 2 Future +	814,600	May-18	21,405
15	Euro Fx Currency Future	2,317,219	June-18	(7,406)
11	Fedex Corp.	265,353	June-18	(1,907)
8	Gold 100 Oz Future +	1,061,840	June-18	(16,320)
12	Home Depot, Inc.	214,884	June-18	(1,252)
76	Intel Corp.	397,632	June-18	654
53	JPMorgan Chase & Co.	585,544	June-18	(22,528)
9	JPN Yen Currency	1,062,394	June-18	2,194
2	LME Nickel Forward +	159,300	May-18	2,520
3	LME Zinc Forward +	245,850	May-18	(7,650)
17	Mexican Peso Future	461,635	June-18	9,775
51	Microsoft Corp.	467,670	June-18	(9,934)
21	New Zealand Future	1,516,200	June-18	(13,545)
57	Nike, Inc.	380,475	June-18	10,049
9	NY Harbor ULSD Future +	763,938	April-18	46,834
9	Palladium Future +	849,420	June-18	(71,820)
9	Platinum Future +	419,670	July-18	(13,500)
32	Russian Ruble Future	1,383,600	June-18	(4,400)
9	Soybean Future +	470,138	May-18	(8,625)
11	Soybean Meal Future +	422,400	May-18	23,030
10	Wal-Mart Stores, Inc.	89,390	June-18	656
15	WTI Crude Future +	974,100	April-18	62,700
	Net Unrealized Depreciation From Open Long Futures Contracts			$(138,609)

RATIONAL DYNAMIC MOMENTUM VA FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2018

				Unrealized
Short		Underlying Face		Appreciation /
Contracts		Amount at Value ($)	Maturity	(Depreciation)
	OPEN SHORT FUTURES CONTRACTS - 0.4%
(41)	AT&T, Inc.	(146,862)	June-18	4,311
(20)	Coca-Cola Co.	(87,260)	June-18	(1,626)
(15)	Coffee ‘C’ Future +	(664,594)	May-18	33,750
(26)	Corn Future +	(504,075)	May-18	(18,200)
(5)	Lean Hogs Future +	(153,100)	June-18	(3,930)
(8)	Live Cattle Future +	(328,240)	June-18	10,500
(6)	Long Gilt Future	(1,033,752)	June-18	(20,881)
(4)	PepsiCo, Inc.	(43,864)	June-18	210
(32)	Procter & Gamble Co.	(254,880)	June-18	339
(4)	Silver Future +	(325,360)	May-18	4,780
(64)	Southern Co.	(287,168)	June-18	(6,609)
(28)	Soybean Oil Future +	(535,416)	May-18	1,182
(41)	Sugar #11 (World) +	(567,112)	April-18	45,002
(42)	US 10 Yr Note (CBT)	(5,087,906)	June-18	(52,172)
(60)	USD/CNH PH Future	(6,006,922)	June-18	62,813
(11)	USD/SEK Future	(1,091,640)	June-18	(15,949)
(5)	USD/ZAR Currency Future	(505,222)	June-18	672
	Net Unrealized Appreciation From Open Short Futures Contracts			$44,192
	Total Unrealized Depreciation from Open Futures Contracts			$(94,417)

+	All or a portion of this investment is a holding of the Catalyst Managed Futures Strategy Fund Limited.

RATIONAL IRON HORSE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2018

Shares		Value
	COMMON STOCKS - 88.3%
	AEROSPACE/DEFENSE - 0.4%
600	United Technologies Corp. +	$75,492

	AGRICULTURE - 1.0%
1,700	Philip Morris International, Inc. +	168,980

	AIRLINES - 0.5%
1,500	Delta Air Lines, Inc. +	82,215

	AUTO MANUFACTURERS - 1.0%
4,800	General Motors Co. +	174,432

	AUTO PARTS & EQUIPMENT - 1.0%
900	Lear Corp. +	167,481

	BANKS - 7.0%
4,900	Citigroup, Inc. +	330,750
1,000	First Republic Bank +	92,610
6,200	SunTrust Banks, Inc. +	421,848
6,900	US Bancorp +	348,450
		1,193,658
	BEVERAGES - 1.0%
1,400	PepsiCo, Inc. +	152,810

	BUILDING MATERIALS - 1.0%
2,000	Masco Corp. +	80,880
2,300	Johnson Controls International PLC +	81,052
		161,932
	CHEMICALS - 1.0%
1,600	PPG Industries, Inc. +	178,560

	COMPUTERS - 13.0%
1,800	Apple, Inc. +	302,004
2,700	Check Point Software Technologies Ltd. +	268,218
5,900	Cognizant Technology Solutions Corp. +	474,950
9,400	Hewlett Packard Enterprise Co. +	164,876
5,400	International Business Machines Corp. +	828,522
2,000	Western Digital Corp. +	184,540
		2,223,110
	COSMETICS/PERSONAL CARE - 1.7%
4,100	Colgate-Palmolive Co. +	293,888

	DIVERSIFIED FINANCIAL SERVICES - 2.0%
1,200	Intercontinental Exchange, Inc. +	87,024
2,100	Visa, Inc. +	251,202
		338,226
	ELECTRIC - 4.4%
2,500	Dominion Energy, Inc.	168,575
2,400	Sempra Energy +	266,928
7,200	Southern Co.	321,552
		757,055
	ELECTRONICS - 1.1%
2,400	Fortive Corp. +	186,048

	FOOD - 5.0%
1,600	General Mills, Inc. +	72,096
800	Hershey Co.	79,168
5,200	Kellogg Co. +	338,052
2,500	Kraft Heinz Co. +	155,725
5,200	Mondelez International, Inc. +	216,996
		862,037

RATIONAL IRON HORSE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2018

Shares		Value
	COMMON STOCK S- 88.3% (Continued)
	HEALTHCARE-PRODUCTS - 1.8%
3,900	Medtronic PLC +	$312,858

	HEALTHCARE-SERVICES - 1.5%
800	UnitedHealth Group, Inc. +	171,200
700	Universal Health Services, Inc. +	82,887
		254,087
	HOUSEHOLD PRODUCTS/WARES - 2.0%
3,100	Kimberly-Clark Corp. +	341,403

	INSURANCE - 4.4%
1,200	Allstate Corp. +	113,760
5,500	American International Group, Inc. +	299,310
7,500	MetLife, Inc. +	344,175
		757,245
	INTERNET - 1.8%
300	Alphabet, Inc. * +	311,142

	MEDIA - 1.7%
2,500	Comcast Corp. +	85,425
2,000	Walt Disney Co. +	200,880
		286,305
	MINING - 2.3%
10,200	Newmont Mining Corp. +	398,514

	MISCELLANEOUS MANUFACTURING - 2.0%
2,200	Eaton Corp. PLC +	175,802
1,900	Ingersoll-Rand PLC +	162,469
		338,271
	OIL & GAS - 7.6%
2,500	Chevron Corp. +	285,100
6,900	Exxon Mobil Corp. +	514,809
1,600	Marathon Petroleum Corp. +	116,976
5,900	Occidental Petroleum Corp. +	383,264
		1,300,149
	OIL & GAS SERVICES - 1.9%
5,000	Baker Hughes a GE Co. +	138,850
2,800	Schlumberger Ltd. +	181,384
		320,234
	PACKAGING & CONTAINERS - 0.5%
2,400	Ball Corp. +	95,304

	PHARMACEUTICALS - 8.8%
3,000	Eli Lilly & Co. +	232,110
3,800	Johnson & Johnson +	486,970
9,600	Merck & Co, Inc. +	522,912
7,300	Pfizer, Inc. +	259,077
		1,501,069
	REIT - 1.4%
4,500	Welltower, Inc.	244,935

	RETAIL - 4.0%
2,200	Advance Auto Parts, Inc. +	260,810
900	Dollar General Corp. +	84,195
900	Wal-Mart Stores, Inc. +	80,073
3,300	Williams-Sonoma, Inc. +	174,108
1,000	Yum! Brands, Inc. +	85,130
		684,316
	SEMICONDUCTORS - 0.5%
1,600	Qualcomm, Inc. +	88,656

	SOFTWARE - 1.2%
2,200	Citrix Systems, Inc. *	204,160

	TELECOMMUNICATIONS - 0.8%
2,800	Verizon Communications, Inc. +	133,896

RATIONAL IRON HORSE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2018

Shares		Value
	COMMON STOCK - 88.3% (Continued)
	TOYS & GAMES - 1.6%
3,200	Hasbro, Inc. +	$269,760

	TRANSPORTATION - 1.4%
300	FedEx Corp. +	72,033
1,600	United Parcel Service, Inc. +	167,456
		239,489

	TOTAL COMMON STOCKS (Cost - $15,850,012)	15,097,717

	EXCHANGE TRADED NOTES- 1.5%
5,000	Direxion Daily Gold Miners Index Bull 3X Shares	122,000
12,200	VelocityShares 3x Long Gold ETN linked to the S&P *	139,202
	TOTAL EXCHANGE TRADED NOTE (Cost - $255,577)	261,202

Contracts ^		Notional Amount ($)	Expiration Date	Exercise Price ($)
	PUT OPTIONS PURCHASED - 2.4%
45	S&P 500 Index	20,250,000	12/20/2019	1,800.00	191,925
10	S&P 500 Index	5,375,000	12/20/2019	2,150.00	92,350
73	S&P 500 Index	43,800,000	4/20/2018	2,400.00	31,390
60	S&P 500 Index	36,000,000	5/18/2018	2,400.00	90,900
	TOTAL PUT OPTIONS PURCHASED (Premiums Received - $404,918) (a)				406,565

Shares
	SHORT TERM INVESTMENT - 10.8%
1,847,650	Fidelity Institutional Government Portfolio - Institutional Class, 1.51% ** (Cost - $1,847,650)				$1,847,650

	TOTAL INVESTMENTS - 103.0% (Cost - $18,358,157) (a)				$17,613,134
	LIABILITIES LESS OTHER ASSETS - (3.0) %				(519,929)
	NET ASSETS - 100.0%				$17,093,205

		Notional	Expiration	Exercise Price
Contracts ^		Amount (S)	Date	($)	Value
	CALL OPTIONS WRITTEN * - (3.8) %
22	Advance Auto Parts, Inc.	264,000	9/21/2018	120.00	$(26,070)
12	Allstate Corp.	114,000	4/20/2018	95.00	(2,820)
2	Alphabet, Inc.	204,000	1/18/2019	1,020.00	(23,570)
1	Alphabet, Inc.	100,000	5/18/2018	1,000.00	(7,315)
30	American International Group, Inc.	187,500	1/18/2019	62.50	(5,040)
25	American International Group, Inc.	150,000	8/17/2018	60.00	(2,663)
13	Apple, Inc.	221,000	1/18/2019	170.00	(3,350)
5	Apple, Inc.	82,500	4/20/2018	165.00	(20,150)
50	Baker Hugers a GE Co	150,000	4/20/2018	30.00	(2,100)
24	Ball Corp.	96,000	5/18/2018	40.00	(3,120)
9	Check Point Software Technology	90,000	7/20/2018	100.00	(4,500)
9	Check Point Software Technology	94,500	7/20/2018	105.00	(2,700)
9	Check Point Software Technology	99,000	7/20/2018	110.00	(1,305)
25	Chevron Corp.	312,500	9/21/2018	125.00	(5,925)
11	Citigroup, Inc.	79,750	4/20/2018	72.50	(792)
16	Citigroup, Inc.	116,000	9/21/2018	72.50	(5,248)
11	Citigroup, Inc.	85,250	1/18/2019	77.50	(3,300)
11	Citigroup, Inc.	88,000	1/18/2019	80.00	(2,420)
22	Citrix Systems, Inc.	209,000	6/15/2018	95.00	(8,800)
10	Cognizant Technology Solutions	80,000	4/20/2018	80.00	(2,550)
24	Cognizant Technology Solutions	204,000	1/18/2019	85.00	(13,224)
25	Cognizant Technology Solutions	206,250	6/15/2018	82.50	(7,175)
41	Colgate-Palmolive Co.	297,250	8/17/2018	72.50	(13,530)
25	Comcast Corp.	93,750	1/18/2019	37.50	(4,825)
15	Delta Air Lines, Inc.	86,250	4/20/2018	57.50	(1,080)
15	Delta Air Lines, Inc.	86,250	9/21/2018	57.50	(4,875)
9	Dollar General Corp.	84,150	4/20/2018	93.50	(2,025)
22	Eaton Corp. PLC	176,000	1/18/2019	80.00	(14,300)
30	Eli Lilly & Co.	247,500	6/15/2018	82.50	(3,870)
30	Exxon Mobil Corp.	240,000	1/18/2019	80.00	(8,070)
29	Exxon Mobil Corp.	224,750	4/20/2018	77.50	(1,102)
10	Exxon Mobil Corp.	77,500	6/15/2018	77.50	(1,370)
3	FedEx Corp.	75,000	1/18/2019	250.00	(5,706)

RATIONAL IRON HORSE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2018

		Notional	Expiration	Exercise Price
Contracts ^		Amount (S)	Date	($)	Value
	CALL OPTIONS WRITTEN * - (3.8) % (Continued)
10	First Republic Bank	100,000	5/18/2018	100.00	$(850)
24	Fortive Corp.	192,000	9/21/2018	80.00	(9,000)
16	General Mills, Inc.	76,000	7/20/2018	47.50	(1,984)
25	General Motors Co.	91,250	4/20/2018	36.50	(2,450)
23	General Motors Co.	85,100	1/18/2019	37.00	(7,199)
16	Hasbro, Inc.	160,000	1/18/2019	100.00	(4,432)
16	Hasbro, Inc.	156,000	7/20/2018	97.50	(2,080)
8	Hershey Co.	84,000	5/18/2018	105.00	(760)
47	Hewlett Packard Enterprise	89,300	11/16/2018	19.00	(5,217)
47	Hewlett Packard Enterprise	84,600	4/20/2018	18.00	(1,645)
9	Ingersoll-Rand PLC	81,000	9/21/2018	90.00	(3,420)
10	Ingersoll-Rand PLC	92,500	9/21/2018	92.50	(2,860)
12	Intercontinental Exchange, Inc.	87,000	09/21/22018	72.50	(5,616)
18	International Business Machine	288,000	1/18/2019	160.00	(5,850)
18	International Business Machine	288,000	6/15/2018	160.00	(9,720)
18	International Business Machine	288,000	9/21/2018	160.00	(15,750)
6	Johnson & Johnson	81,000	1/18/2019	135.00	(3,474)
23	Johnson & Johnson	322,000	1/18/2019	140.00	(9,545)
9	Johnson & Johnson	121,500	9/21/2018	135.00	(3,519)
23	Johnson Controls International	87,400	7/20/2018	38.00	(2,185)
33	Kellogg Co.	214,500	6/15/2018	65.00	(9,405)
19	Kellogg Co.	128,250	6/15/2018	67.50	(3,135)
10	Kimberly-Clark Corp.	120,000	1/18/2019	120.00	(4,100)
9	Kimberly-Clark Corp.	99,000	5/18/2018	110.00	(3,600)
12	Kimberly-Clark Corp.	138,000	7/20/2018	115.00	(4,440)
25	Kraft Heinz Co.	162,500	7/20/2018	65.00	(5,000)
5	Lear Corp.	97,500	4/20/2018	195.00	(900)
4	Lear Corp.	76,000	5/18/2018	190.00	(2,400)
16	Marathon Petroleum Corp.	112,000	4/20/2018	70.00	(6,752)
20	Masco Corp.	90,000	1/18/2019	45.00	(4,050)
19	Medtronic PLC	156,750	1/18/2019	82.50	(8,835)
10	Medtronic PLC	80,000	6/15/2018	80.00	(3,500)
10	Medtronic PLC	80,000	11/16/2018	80.00	(5,525)
50	Merck & Co, Inc.	275,000	6/15/2018	55.00	(11,000)
46	Merck & Co, Inc.	264,500	9/21/2018	57.50	(8,878)
75	MetLife, Inc.	375,000	1/18/2019	50.00	(19,950)
34	Mondelez International, Inc.	153,000	6/15/2018	45.00	(2,142)
18	Mondelez International, Inc.	81,000	9/21/2018	45.00	(2,232)
31	Newmont Mining Corp.	124,000	6/15/2018	40.00	(5,208)
71	Newmont Mining Corp.	284,000	9/21/2018	40.00	(19,028)
19	Occidental Petroleum Corp.	137,750	1/18/2019	72.50	(4,351)
20	Occidental Petroleum Corp.	130,000	6/15/2018	65.00	(5,880)
20	Occidental Petroleum Corp.	140,000	8/17/2018	70.00	(3,460)
14	PepsiCo, Inc.	154,000	7/20/2018	110.00	(5,460)
48	Pfizer, Inc.	177,600	1/18/2019	37.00	(7,920)
25	Pfizer, Inc.	92,500	6/15/2018	37.00	(1,425)
17	Philip Morris International, Inc.	170,000	1/18/2019	100.00	(10,710)
16	PPG Industries, Inc.	176,000	8/17/2018	110.00	(11,840)
16	Qualcomm, Inc.	92,000	7/20/2018	57.50	(5,088)
20	Schlumberger Ltd.	140,000	5/18/2018	70.00	(1,900)
8	Schlumberger Ltd.	56,000	9/21/2018	70.00	(2,044)
24	Sempra Energy	276,000	7/20/2018	115.00	(7,140)
62	SunTrust Banks, Inc.	403,000	1/18/2019	65.00	(48,825)
16	United Parcel Service, Inc.	176,000	1/18/2019	110.00	(10,240)
6	United Technologies Corp.	78,000	6/15/2018	130.00	(2,166)
4	UnitedHealth Group, Inc.	90,000	4/20/2018	225.00	(1,400)
4	UnitedHealth Group, Inc.	92,000	4/20/2018	230.00	(796)
7	Universal Health Services, Inc.	87,500	4/20/2018	125.00	(665)
35	US Bancorp USB	183,750	1/18/2019	52.50	(10,570)
34	US Bancorp USB	178,500	9/21/2018	52.50	(7,208)
28	Verizon Communications, Inc.	140,000	1/18/2019	50.00	(5,488)
21	Visa, Inc.	262,500	1/18/2019	125.00	(17,220)

RATIONAL IRON HORSE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2018

		Notional	Expiration	Exercise Price
Contracts ^		Amount (S)	Date	($)	Value
	CALL OPTIONS WRITTEN * - (3.8) % (Continued)
9	Walmart, Inc.	81,000	5/18/2018	90.00	$(2,394)
20	Walt Disney Co.	210,000	6/15/2018	105.00	(4,820)
25	Welltower, Inc.	143,750	6/15/2018	57.50	(2,500)
10	Western Digital Corp.	100,000	4/20/2018	100.00	(810)
10	Western Digital Corp.	92,500	4/20/2018	92.50	(3,150)
17	Williams - Sonoma, Inc.	89,250	5/18/2018	52.50	(4,165)
16	Williams - Sonoma, Inc.	88,000	8/17/2018	55.00	(4,640)
5	Yum! Brands, Inc.	40,000	1/18/2019	80.00	(4,587)
5	Yum! Brands, Inc.	42,500	6/15/2018	85.00	(1,600)
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $691,769 (a)				$(642,988)

PLC - Public Limited Company

+	All or a portion of the security is held as collateral for call options.

*	Non-income producing securities.

**	Rate shown represents the rate at March 31, 2018, and is subject to change and resets daily.

^	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (including call options written) is $17,739,676 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$361,974
Unrealized depreciation:	(1,131,504)
Net unrealized depreciation:	$(769,530)

RATIONAL NUWAVE ENHANCED MARKET OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2018

Shares		Value
	COMMON STOCKS - 72.1%
	ADVERTISING - 0.0%
89	Interpublic Group of Cos, Inc.	$2,050

	AEROSPACE/DEFENSE - 1.5%
156	Arconic, Inc.	3,594
152	Boeing Co.	49,838
97	General Dynamics Corp.	21,427
7	Lockheed Martin Corp.	2,366
22	Northrop Grumman Corp.	7,681
12	Raytheon Co.	2,590
142	United Technologies Corp.	17,866
		105,362
	AGRICULTURE - 0.0%
39	Archer-Daniels-Midland Co.	1,691

	APPAREL - 0.6%
38	Hanesbrands, Inc.	700
14	Michael Kors Holdings Ltd. *	869
191	NIKE, Inc.	12,690
23	Ralph Lauren Corp.	2,571
368	Skechers U.S.A. Inc. *	14,312
160	VF Corp.	11,859
		43,001
	AUTO MANUFACTURERS - 0.3%
164	Ford Motor Co.	1,817
403	General Motors Co.	14,645
62	PACCAR, Inc.	4,103
		20,565
	AUTO PARTS & EQUIPMENT - 0.2%
118	APTIV PLC	10,026
12	BorgWarner, Inc.	603
146	Goodyear Tire & Rubber Co.	3,881
		14,510
	BANKS - 3.5%
941	Bank of America Corp.	28,221
150	Bank of New York Mellon Corp.	7,729
195	BB&T Corp.	10,148
20	Capital One Financial Corp.	1,916
92	Citigroup, Inc.	6,210
100	Citizens Financial Group, Inc.	4,198
276	Comerica, Inc.	26,477
97	Fifth Third Bancorp.	3,080
409	JPMorgan Chase & Co.	44,978
83	KeyCorp	1,623
60	M&T Bank Corp.	11,062
139	Morgan Stanley	7,500
14	Northern Trust Corp.	1,444
184	PNC Financial Services Group, Inc.	27,828
1,609	Regions Financial Corp.	29,895
107	State Street Corp.	10,671
176	SunTrust Banks, Inc.	11,975
37	Wells Fargo & Co.	1,939
278	Zions Bancorporation	14,659
		251,553
	BEVERAGES - 3.6%
1,941	Coca-Cola Co.	84,298
77	Coca-Cola European Partners PLC	3,208
396	Constellation Brands, Inc.	90,256
73	Dr Pepper Snapple Group, Inc.	8,642
121	Monster Beverage Corp. *	6,922
578	PepsiCo, Inc.	63,089
		256,415

	BIOTECHNOLOGY - 1.0%
36	Biogen, Inc. *	9,858
83	Bluebird Bio, Inc. *	14,172
100	Celgene Corp. *	8,921
18	Gilead Sciences, Inc.	1,357
81	Illumina, Inc. *	19,150
9	Incyte Corp. *	750
21	United Therapeutics Corp. *	2,360
86	Vertex Pharmaceuticals, Inc. *	14,016
		70,584

	BUILDING MATERIALS - 0.3%
436	Masco Corp.	17,632

RATIONAL NUWAVE ENHANCED MARKET OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2018

Shares		Value
	COMMON STOCKS - 72.1% (Continued)
	CHEMICALS - 2.2%
22	Air Products & Chemicals, Inc.	$3,499
78	CF Industries Holdings, Inc.	2,943
28	DowDuPont, Inc.	1,784
269	Eastman Chemical Co.	28,401
187	LyondellBasell Industries NV	19,762
422	Monsanto Co.	49,243
88	PPG Industries, Inc.	9,821
110	Sherwin-Williams Co.	43,133
		158,586
	COMMERCIAL SERVICES - 2.3%
34	Automatic Date Processing, Inc.	3,858
380	Ecolab, Inc.	52,087
37	FleetCor Technologies, Inc. *	7,493
17	H&R Block, Inc.	432
170	Moody’s Corp.	27,421
55	Nielsen Holdings PLC	1,748
103	PayPal Holdings, Inc. *	7,815
189	S&P Global, Inc.	36,110
30	United Rentals, Inc. *	5,182
58	Verisk Analytics, Inc. *	6,032
858	Western Union Co.	16,499
		164,677
	COMPUTERS - 2.9%
77	Accenture PLC	11,819
153	Cognizant Technology Solutions Corp.	12,317
3,093	Hewlett Packard Enterprise Co.	54,251
1,184	HP, Inc.	25,953
259	Infosys Ltd.	4,623
340	NetApp, Inc.	20,975
839	Seagate Technology PLC	49,098
339	Western Digital Corp.	31,280
		210,316
	COSMETICS/PERSONAL CARE - 1.7%
896	Colgate-Palmolive Co.	64,225
36	Estee Lauder Cos, Inc.	5,390
626	Procter & Gamble Co.	49,629
		119,244
	DISTRIBUTION/WHOLESALE - 0.4%
42	Fastenal Co.	2,293
94	WW Grainger, Inc.	26,533
		28,826

	DIVERSIFIED FINANCIAL SERVICES - 4.6%
4	Alliance Date Systems Corp.	852
271	American Express Co.	25,279
64	Ameriprise Financial, Inc.	9,468
31	BlackRock, Inc.	16,793
218	Charles Schwab Corp.	11,384
400	CME Group, Inc.	64,696
122	Discover Financial Services	8,776
211	E*TRADE Financial Corp. *	11,692
358	Franklin Resources, Inc.	12,415
85	Intercontinental Exchange, Inc.	6,164
59	Invesco Ltd.	1,889
290	Mastercard, Inc.	50,796
63	Nasdaq, Inc.	5,432
199	T Rowe Price Group, Inc.	21,486
591	TD Ameritrade Holding Corp.	35,005
357	Visa, Inc.	42,704
		324,831
	ELECTRIC - 3.1%
27,230	American Electric Power Co., Inc.	27,230
7,617	CenterPoint Energy, Inc.	7,617
15,510	Consolidated Edison, Inc.	15,511
16,655	Dominion Energy, Inc.	16,655
37,341	Duke Energy Corp.	37,340
5,357	Entergy Corp.	5,357
4,759	Exelon Corp.	4,759
8,167	NextEra Energy, Inc.	8,167
17,188	NRG Energy, Inc.	17,188
5,347	PPL Corp.	5,347
15,675	Public Service Enterprise Group, Inc.	15,675
50,198	Southern Co.	50,198
11,734	Xcel Energy, Inc.	11,734
		222,778

RATIONAL NUWAVE ENHANCED MARKET OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2018

Shares		Value
	COMMON STOCKS - 72.1% (Continued)
	ELECTRICAL EQUIPMENT - 0.1%
131	Emerson Electric Co.	$8,947

	ELECTRONICS - 1.8%
157	Agilent Technologies, Inc.	10,503
1,297	Corning, Inc.	36,160
460	Honeywell International, Inc.	66,475
150	TE Connectivity Ltd.	14,985
		128,123
	ENERGY-ALTERNATIVE SOURCES- 0.1%
94	First Solar, Inc. *	6,672

	ENGINEERING & CONSTRUCTION - 0.1%
85	Fluor Corp.	4,864

	ENVIRONMENTAL CONTROL - 0.7%
593	Waste Management, Inc.	49,883

	FOOD - 1.6%
38	Conagra Brands, Inc.	1,401
89	Hershey Co.	8,807
226	Kraft Heinz Co.	14,077
55	Kroger Co.	1,317
53	Mondelez International, Inc.	2,212
662	Sysco Corp.	39,694
610	Tyson Foods, Inc.	44,646
		112,154
	FOREST PRODUCTS & PAPER - 0.1%
63	International Paper, Co.	3,366

	HAND/MACHINE TOOLS - 0.4%
164	Stanley Black & Decker, Inc.	25,125

	HEALTHCARE-PRODUCTS - 3.5%
417	Abbott Laboratories	24,987
970	Baxter International, Inc.	63,089
216	Becton Dickinson and Co.	46,807
163	Danaher Corp.	15,959
138	Dentsply Sirona, Inc.	6,943
135	Edwards Lifesciences Corp. *	18,835
21	Hologic, Inc. *	785
57	Intuitive Surgical, Inc. *	23,531
30	Medtronic PLC	2,407
24	Stryker Corp.	3,862
220	Thermo Fisher Scientific, Inc.	45,421
		252,626

	HEALTHCARE-SERVICES - 2.1%
246	Anthem, Inc.	54,046
87	Brookdale Senior Living, Inc. *	584
167	Centene Corp. *	17,847
216	HCA Healthcare, Inc.	20,952
58	Laboratory Corp of America Holdings *	9,382
215	UnitedHealth Group, Inc.	46,010
27	Universal Health Services, Inc.	3,197
		152,018
	HOME BUILDERS - 0.2%
81	Lennar Corp.	4,774
268	PulteGroup, Inc.	7,903
		12,677
	HOME FURNISHINGS - 0.0%
13	Whirpool Corp.	1,990

	HOUSEHOLD PRODUCTS/WARES - 0.2%
8	Clorox Co.	1,065
100	Kimberly-Clark Corp.	11,013
		12,078
	HOUSEWARES - 0.0%
75	Newell Brands, Inc.	1,911

RATIONAL NUWAVE ENHANCED MARKET OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2018

Shares		Value
	COMMON STOCKS - 72.1% (Continued)
	INSURANCE - 3.3%
445	Aflac, Inc.	$19,473
109	Allstate Corp.	10,333
192	American International Group, Inc.	10,449
19	Aon PLC	2,666
94	Berkshire Hathaway, Inc. *	18,751
273	Chubb Ltd.	37,338
63	Hartford Financial Services Group, Inc.	3,246
21	Lincoln National Corp.	1,534
277	Marsh & McLennan Cos, Inc.	22,878
126	MetLife, Inc.	5,782
176	Principal Financial Group, Inc.	10,720
319	Progressive Corp.	19,437
169	Prudential Financial, Inc.	17,500
404	Travelers Cos, Inc.	56,099
		236,206

	INTERNET - 3.7%
8	Alibaba Group Holding Ltd. *	1,468
4	Alphabet, Inc. *	4,127
41	Amazon.com, Inc. *	59,341
25	Booking Holdings, Inc. *	52,010
236	eBay, Inc. *	9,497
101	Expedia, Inc.	11,151
12	F5 Networks, Inc. *	1,735
143	Netflix, Inc. *	42,235
263	Palo Alto Networks, Inc. *	47,740
87	Pandora Media, Inc. *	438
46	Symantec Corp.	1,189
70	TripAdvisor, Inc. *	2,862
950	Twitter, Inc. *	27,560
42	VeriSign, Inc. *	4,980
		266,333

	IRON/STEEL - 0.1%
286	United States Steel Corp.	10,064

	LEISURE TIME - 0.2%
119	Carnival Corp.	7,804
63	Harley-Davidson, Inc.	2,701
44	Royal Caribbean Cruises Ltd.	5,181
		15,686
	LODGING - 2.4%
449	Hilton Worldwide Holdings, Inc.	35,363
304	Las Vegas Sands Corp.	21,858
493	Marriott International, Inc.	67,038
233	Wyndham Worldwide Corp.	26,662
116	Wynn Resorts Ltd.	21,154
		172,075
	MACHINERY- CONSTRUCTION & MINING- 0.2%
100	Caterpillar, Inc.	14,738

	MACHINERY-DIVERSIFIED - 0.6%
246	Deere & Co.	38,209
20	Rockwell Automation, Inc.	3,484
		41,693
	MEDIA - 1.4%
11	CBS Corp.	565
46	Comcast Corp.	1,572
316	Walt Disney Co.	31,739
30	Discovery Communications, Inc. *	643
113	DISH Network Corp. *	4,282
324	Time Warner, Inc.	30,644
769	Twenty-First Century Fox, Inc.	28,215
22	Viacom, Inc.	683
		98,343
	MINING - 0.1%
270	Freeport-McMoRan, Inc. *	4,744
47	Newmont Mining Corp.	1,836
		6,580

RATIONAL NUWAVE ENHANCED MARKET OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2018

Shares		Value
	COMMON STOCKS - 72.1% (Continued)
	MISCELLANEOUS MANUFACTURING - 1.7%
101	3M	$22,171
90	Dover Corp.	8,840
257	Eaton Corp PLC	20,537
2,438	General Electric Co.	32,864
36	Illinois Tool Works, Inc.	5,640
125	Parker-Hannifan Corp.	21,379
257	Textron, Inc.	15,155
		126,586
	OFFICE/BUSINESS EQUIPMENT - 0.0%
35	Xerox Corp.	1,007

	OIL & GAS - 2.9%
53	Anadarko Petroleum Corp.	3,202
275	Cabot Oil & Gas Corp.	6,595
125	Chevron Corp.	14,255
6	Climarex Energy Co.	561
15	Concho Resources, Inc. *	2,255
34	ConocoPhillips	2,016
54	Continental Resources, Inc. *	3,183
225	EQT Corp.	10,690
661	Exxon Mobil Corp.	49,317
58	Helmerich & Payne, Inc.	3,861
76	HollyFrontier Corp.	3,713
78	Marathon Oil Corp.	1,258
90	Marathon Petroleum Corp.	6,580
67	Murphy Oil Corp.	1,731
57	Noble Energy, Inc.	1,727
215	Occidental Petroleum Corp.	13,966
220	Phillips 66	21,102
47	Pioneer Natural Resources Co.	8,073
630	Southwestern Energy Co. *	2,728
505	Valero Energy Corp.	46,849
		203,662
	OIL & GAS SERVICES - 0.2%
63	Halliburton Co.	2,957
95	Schlumberger Ltd.	6,154
1,723	Weatherford International PLC *	3,946
		13,057
	PHARMACEUTICALS - 1.6%
165	AbbVie, Inc.	15,617
31	Bristol-Myers Squibb Co.	1,961
102	CVS Health Corp.	6,345
114	Eli Lilly & Co.	8,820
42	Express Scripts Holding Co. *	2,901
208	Johnson & Johnson	26,655
293	Mallinckrodt PLC *	4,243
516	Merck & Co, Inc.	28,107
465	Pfizer, Inc.	16,503
		111,152
	PIPELINES - 0.9%
495	Enbridge, Inc.	15,578
36	Energy Transfer Equity LP	511
2,543	Kinder Morgan, Inc.	38,298
166	ONEOK, Inc.	9,449
		63,836

	REAL ESTATE - 0.0%
20	CBRE Group, Inc. *	944

	REIT - 1.2%
186	American Tower Corp.	27,033
40	AvalonBay Communities, Inc.	6,578
20	Crown Castle International Corp.	2,192
45	Equity Residential	2,773
158	GGP, Inc.	3,233
190	Host Hotels & Resorts, Inc.	3,542
396	Kimco Realty Corp.	5,702
52	SBA Communications Corp. *	8,888
14	Simon Property Group, Inc.	2,161
24	Ventas, Inc.	1,189
64	Vornado Realty Trust	4,307
23	Welltower, Inc.	1,252
409	Weyerhaeuser Co.	14,315
		83,165

RATIONAL NUWAVE ENHANCED MARKET OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2018

Shares		Value
	COMMON STOCKS - 72.1% (Continued)
	RETAIL - 3.9%
3	Autozone, Inc. *	$1,946
21	Bed Bath & Beyond, Inc.	441
91	Best Buy Co, Inc.	6,369
28	CarMax, Inc. *	1,734
261	Costco Wholesale Corp.	49,180
29	Darden Restaurants, Inc.	2,472
92	Foot Locker, Inc.	4,190
354	Gap, Inc.	11,045
287	Home Depot, Inc.	51,155
259	Kohl’s Corp.	16,967
581	L Brands, Inc.	22,200
19	Lowe’s Cos, Inc.	1,667
607	Macy’s, Inc.	18,052
170	McDonald’s Corp.	26,585
6	O’Reilly Automotive, Inc. *	1,484
21	Ross Stores, Inc.	1,638
39	Signet Jewelers Ltd.	1,502
45	Starbucks Corp.	2,605
284	Target Corp.	19,718
11	Tiffany & Co.	1,074
248	TJX Cos, Inc.	20,227
36	Tractor Supply Co.	2,269
13	Urban Outfitters, Inc. *	480
85	Wal-Mart Stores, Inc.	7,562
81	Yum! Brands, Inc.	6,896
		279,458

	SEMICONDUCTORS - 1.7%
740	Advanced Micro Devices, Inc. *	7,437
50	Applied Materials, Inc.	2,781
250	Intel Corp.	13,020
51	Lam Research Corp.	10,361
357	Maxim Integrated Products, Inc.	21,499
35	Microchip Technology, Inc.	3,198
675	Micron Technology, Inc. *	35,195
97	NVIDIA Corp.	22,464
19	Qorvo, Inc. *	1,339
73	Xilinx, Inc.	5,274
		122,568

	SOFTWARE - 4.2%
319	Activison Blizzard, Inc.	21,520
62	Adobe Systems, Inc. *	13,397
134	Akamai Technologies, Inc. *	9,511
409	Autodesk, Inc. *	51,362
60	Cerner Corp. *	3,480
82	Citrix Systems, Inc. *	7,610
57	Electronic Arts, Inc. *	6,911
81	Fidelity National Information Services, Inc.	7,800
92	Intuit, Inc.	15,948
142	Microsoft Corp.	12,960
65	Red Hat, Inc. *	9,718
339	salesforces.com, Inc. *	39,426
367	ServiceNow, Inc. *	60,720
318	Workday, Inc. *	40,421
		300,784

	TELECOMMUNICATIONS - 1.5%
71	CenturyLink, Inc.	1,166
721	Cisco Systems, Inc.	30,924
128	Motorola Solutions, Inc.	13,478
203	Sprint Corp. *	991
33	T-Mobile US, Inc. *	2,014
529	Verizon Communications, Inc.	25,297
1,113	Vodafone Group PLC	30,964
		104,834

	TEXTILES - 0.3%
97	Mohawk Industries, Inc. *	22,525

	TOYS & GAMES - 0.0%
95	Mattel, Inc.	1,249

RATIONAL NUWAVE ENHANCED MARKET OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2018

Shares		Value
	COMMON STOCKS - 72.1% (Continued)
	TRANSPORTATION - 0.9%
37	CH Robinson Worldwide, Inc.	$3,467
142	CSX Corp.	7,911
57	Expeditors International of Washington, Inc.	3,608
8	FedEx Corp.	1,921
10	Kansas City Southern	1,098
216	Norfolk Southern Corp.	29,328
27	Union Pacific Corp.	3,630
139	United Parcel Service, Inc.	14,547
		65,510

	TOTAL COMMON STOCKS (Cost - $5,232,118)	5,147,110

	EXCHANGE TRADED NOTES- 2.1%
37	iShares Russell 2000 ETF	5,618
154	PowerShares QQQ Trust Series 1	24,660
464	SPDR S&P 500 ETF Trust	122,102
	TOTAL EXCHANGE TRADED NOTES (Cost - $156,037)	152,380

	SHORT TERM INVESTMENT - 4.4%
315,339	Fidelity Institutional Government Portfolio - Institutional Class, 1.51% ** (Cost - $315,339)	$315,339

	TOTAL INVESTMENTS - 78.6% (Cost - $5,703,494) (a)	$5,614,829
	OTHER ASSETS LESS LIABILITIES - 21.4%	1,529,745
	NET ASSETS - 100.0%	$7,144,574

PLC - Public Limited Company

*	Non-income producing securities.

**	Rate shown represents the rate at March 31, 2018, and is subject to change and resets daily.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (excluding futures) is $5,703,494 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$28,197
Unrealized depreciation:	(116,862)
Net unrealized depreciation:	$(88,665)

		Underlying Face		Appreciation /
Long Contracts		Amount at Value ($)	Maturity	(Depreciation)
	OPEN LONG FUTURES CONTRACTS - (1.0) %
5	Australian Dollar Currency Future	383,800	June-18	$(10,525)
6	BP Currency Future	527,175	June-18	825
3	CAC40 10 Euro Future	190,178	April-18	(1,483)
4	Cocoa Future +	103,360	July-18	3,331
2	Copper Future +	152,300	July-18	(3,475)
9	Cotton No. 2 Future +	368,100	May-18	(1,303)
3	Cotton No. 2 Future +	122,190	May-18	463
1	DAX Index Future	372,629	June-18	(4,072)
5	E-Mini Russ 2000	382,800	June-18	(9,670)
7	Euro FX Currency Future	1,081,367	June-18	(9,538)
1	FTSE/MIB Index Future	134,994	June-18	(1,823)
2	Gasoline RBOB Future +	170,100	June-18	1,092
2	Gold 100 Oz Future +	265,460	June-18	(4,060)
3	Hang Seng Index Future	574,328	April-18	(6,924)
2	Japanese 10 Year Bond (OSE)	2,836,954	June-18	2,548
8	Japanese Yen Currency Future	944,350	June-18	(1,378)
4	Mexican Peso Future	108,620	June-18	2,345
3	Natural Gas Future +	81,990	May-18	1,218
1	Nikkei 225 (SGX)	99,765	June-18	4,781
3	S&P 500 Emini Future	396,450	June-18	(10,853)
14	Soybean Future +	738,850	July-18	(6,784)
20	Soybean Future +	1,044,750	May-18	5,903
5	SPI 200 Futures	549,975	June-18	(17,914)
2	TOPIX Index Future	320,921	June-18	(3,512)
1	WTI Crude Future +	64,870	June-18	(340)
	Net Unrealized Depreciation From Open Long Futures Contracts			$(71,148)

RATIONAL NUWAVE ENHANCED MARKET OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2018

				Unrealized
		Underlying Face		Appreciation /
Short Contracts		Amount at Value ($)	Maturity	(Depreciation)
	OPEN SHORT FUTURES CONTRACTS - (1.8) %
(3)	3 Month Euro Future	(925,155)	Dec-18	$(324)
(18)	90 Day Euro Future	(4,387,725)	Dec-18	(636)
(42)	90 Day Sterling Future	(7,285,166)	Dec-18	5,957
(9)	Australian 10 Year Bond Future	(894,804)	June-18	(16,106)
(4)	C$ Currency Future	(310,500)	June-18	196
(2)	Coffee C’ Future +	(88,613)	May-18	3,600
(6)	Corn Future +	(116,325)	May-18	(3,936)
(22)	Euro-Bund Future	(4,313,651)	June-18	(71,668)
(2)	FTSE 100 Index Future	(196,210)	June-18	(3,518)
(1)	IBEX 35 Index Future	(117,713)	April-18	1,044
(4)	Lean Hogs Future +	(122,480)	June-18	(979)
(4)	Live Cattle Future +	(164,120)	June-18	16,263
(23)	Long Gilt Future	(3,962,716)	June-18	(34,776)
(1)	Platinum Future +	(46,630)	July-18	1,095
(2)	Silver Future +	(162,680)	May-18	970
(8)	Sugar #11 (WORLD) Future +	(111,642)	June-18	3,704
(41)	US 10 Year Note (CBT)	(4,966,765)	June-18	(27,623)
(17)	Wheat Future (CBT) +	(383,350)	May-18	603
	Net Unrealized Depreciation From Open Long Futures Contracts			$(126,134)
	Total Unrealized Depreciation from Open Futures Contracts			$(197,282)

+	All or a portion of this investment is a holding of the RNW Fund Limited.

NOTES TO PORTFOLIOS OF INVESTMENTS
March 31, 2018 (Unaudited)

(1)	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (GAAP). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

A.	Investment Valuations

The Trust calculates the NAV for each of the Funds by valuing securities held based on fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

In computing the NAV of the Funds, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Trustee-approved policies, the Trust relies on certain security pricing services to provide the current market value of securities. Those security pricing services value equity securities (including foreign equity securities, exchange-traded funds and closed-end funds) traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported sale on the principal exchange, and in the case of over-the counter securities, equity securities are valued at a bid price estimated by the security pricing service. Option contracts are generally valued at the mean of the bid and asked price on which such options are traded. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect as of the close of the NYSE. Forward currency exchange contracts are valued daily at the forward foreign exchange rate in effect as of the close of the NYSE. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy. Futures, which are traded on an exchange, are valued at the settlement price determined by the exchange. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Securities for which market quotations are not readily available are valued at fair value under Trust procedures approved by the Trustees. In these cases, a Pricing Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors including, but not limited to the following: dealer quotes, published analyses by dealers or analysts regarding the security, transactions which provide implicit valuation of the security (such as a merger or tender offer transaction), the value of other securities or contracts which derive their value from the security at issue, and the implications of the circumstances which have caused trading in the security to halt. With respect to certain narrow categories of securities, the procedures utilized by the Pricing Committee detail specific valuation methodologies to be applied in lieu of considering the aforementioned list of factors.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when each Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant securities market movements occurring between the time the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of good faith fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Good faith fair valuations generally remain unchanged until new information becomes available. Consequently, changes in good faith fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.

The Trustees have authorized the use of an independent fair valuation service. If the movement in a designated U.S. market index, after foreign markets close, is greater than predetermined levels, the Funds may use a systematic valuation model provide from that independent third party to fair value its international equity securities.

NOTES TO PORTFOLIOS OF INVESTMENTS

March 31, 2018 (Unaudited) (Continued)

The Trust calculates the NAV for each of the Funds by valuing securities held based on fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

Level 1 - unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2018, based on the three levels defined previously:

	Level 1	Level 2	Level 3	Total
Dividend Capture Fund
Investment Securities:
Common Stocks	$23,973,963	$—	$—	$23,973,963
Exchange Traded Funds	2,201,603	—	—	2,201,603
Preferred Stocks	1,906,945	—	—	1,906,945
Short-Term Investments	1,689,060	—	—	1,689,060
Total Investment Securities	$29,771,571	$—	$—	$29,771,571

Risk Managed Emerging Markets Fund
Investment Securities:
Common Stocks	$—	$8,692,169	$—	$8,692,169
Exchange Traded Funds	282,747	—	—	282,747
Short-Term Investments	539,040	—	—	539,040
Total Investment Securities	$821,787	$8,692,169	$—	$9,513,956

Hedged Return Fund
Investment Securities:
Short-Term Investments	$1,384,180	—	—	$1,384,180
Total Investment Securities	$1,384,180	$—	$—	$1,384,180

Dynamic Brands Fund
Investment Securities:
Common Stocks	$18,529,761	$—	$—	$18,529,761
Short-Term Investments	1,298,896	—	—	1,298,896
Total Investment Securities	$19,828,657	$—	$—	$19,828,657

Dividend Capture VA Fund
Investment Securities:
Common Stocks	$12,806,745	$—	$—	$12,806,745
Exchange Traded Funds	1,408,814	—	—	1,408,814
Preferred Stocks	969,682	—	—	969,682
Short-Term Investments	1,084,277	—	—	1,084,277
Total Investment Securities	$16,269,518	$—	$—	$16,269,518

Insider Buying VA Fund
Investment Securities:
Common Stocks	$33,512,263	$—	$—	$33,512,263
Short-Term Investments	349,765	—	—	349,765
Total Investment Securities	$33,862,028	$—	$—	$33,862,028

Strategic Allocation Fund
Investment Securities:
Mutual Funds	$8,407,434	$—	$—	$8,407,434
Exchange-Traded Funds	3,899,667	—	—	3,899,667
Short-Term Investments	56,907	—	—	56,907
Total Investment Securities	$12,364,008	$—	$—	$12,364,008

Resolve Adaptive Asset Allocation Fund
Investment Securities:
Short-Term Investments	$2,436,585	—	—	$2,436,585
Total Investment Securities	$2,436,585	$—	$—	$2,436,585
Other Financial Instruments:
Long Futures Contracts	$18,735	$—	$—	$18,735
Total Investments	$2,455,320	$—	$—	$2,455,320

NOTES TO PORTFOLIOS OF INVESTMENTS
March 31, 2018 (Unaudited) (Continued)

Dynamic Momentum VA Fund
Investment Securities:
Short-Term Investments	$201,067	—	—	$201,067
Total Investment Securities	$201,067	$—	$—	$201,067
Other Financial Instruments:
Long Futures Contracts	$(138,609)	$—	$—	$(138,609)
Short Futures Contracts	44,192	—	—	44,192
Total Futures Contracts	(94,417)	—	—	(94,417)
Total Investments	$106,650	$—	$—	$106,650

Iron Horse Fund
Investment Securities:
Common Stocks	$15,097,717	$—	$—	$15,097,717
Exchange Traded Funds	261,202	—	—	261,202
Short-Term Investments	1,847,650	—	—	1,847,650
Put Options Purchased	$406,565	$—	$—	$406,565
Total Investment Securities	$17,613,134	$—	$—	$17,613,134
Other Financial Instruments:
Liabilities
Call Options Written	$(642,989)	$—	$—	$(642,989)
Total Investments	$16,970,145	$—	$—	$16,970,145

NuWave Enhanced Market Opportunity Fund
Investment Securities:
Common Stocks	$5,147,110	—	—	$5,147,110
Exchange-Traded Funds	152,380	—	—	152,380
Short-Term Investments	315,339	—	—	315,339
Total Investment Securities	$5,614,829	$—	$—	$5,614,829
Other Financial Instruments:
Long Futures Contracts	$(71,148)	$—	$—	$(71,148)
Short Futures Contracts	(126,134)	—	—	(126,134)
Total Futures Contracts	(197,282)	—	—	(197,282)
Total Investments	$5,417,547	$—	$—	$5,417,547

Transfers from Level 1 to Level 2 are due to significant movement of a designated U.S. market index, triggering a systematic valuation model provided by an independent third party to fair value the international equity securities at reporting period end. Transfers from Level 2 to Level 1 indicate that the fair valuation of international equity securities used at the previous reporting period end did not occur as of the current reporting period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

NOTES TO PORTFOLIOS OF INVESTMENTS

March 31, 2018 (Unaudited) (Continued)

B.	Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions.

C.	Derivative Instruments

Certain of the Funds may be subject to equity price risk and foreign currency exchange risk in the normal course of pursuing their investment objectives. Certain of the Funds may invest in various financial instruments including positions in foreign currency contracts and written option contracts to gain exposure to or hedge against changes in the value of equities or foreign currencies. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type.

Foreign Exchange Contracts – Certain of the Funds may enter into forward foreign exchange contracts. A forward foreign exchange contract involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract. Such contracts are used to sell unwanted currency exposure that comes with holding securities in a market, or to buy currency exposure where the exposure from holding securities is insufficient to provide the desired currency exposure. The contracts are marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. When a forward foreign currency contract is closed, a Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in exchange rates.

Written Options Contracts – Certain of the Funds may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. Investing in written options contracts exposes a Fund to equity price risk.

Futures Contracts – Certain of the Funds may purchase and sell futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates, commodities prices or foreign currencies. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

The following is a summary of unrealized appreciation/depreciation on the derivative instruments utilized by the Funds as of March 31, 2018, categorized by risk exposure:

Fund	Derivative	Risk type	Unrealized Gain (Loss)
Rational Hedged Return Fund	Options	Equity	$(5,100)
Rational Resolve Adaptive Asset Allocation Fund	Futures	Commodity	23,307
Rational Resolve Adaptive Asset Allocation Fund	Futures	Equity	(7,323)
Rational Resolve Adaptive Asset Allocation Fund	Futures	Interest	2,751
Dynamic Momentum VA Fund	Futures	Commodity	107,509
Dynamic Momentum VA Fund	Futures	Currency	49,204
Dynamic Momentum VA Fund	Futures	Equity	(198,958)
Dynamic Momentum VA Fund	Futures	Interest	(52,172)
Rational NuWave Enhanced Opportunity	Futures	Commodity	(17,411)
Rational NuWave Enhanced Opportunity	Futures	Currency	(35,988)
Rational NuWave Enhanced Opportunity	Futures	Equity	(52,461)
Rational NuWave Enhanced Opportunity	Futures	Interest	(91,422)
Iron Horse Fund	Options	Equity	48,781

The amounts of derivative instruments disclosed on the Portfolio of Investments at March 31, 2018, is a reflection of the volume of derivative activity for the Funds.

Item 2.	Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)	A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Mutual Fund and Variable Insurance Trust

By:	/s/ Jerry Szilagyi
Name:	Jerry Szilagyi
Title:	President and Principal Executive Officer
Date:	May 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jerry Szilagyi
Name:	Jerry Szilagyi
Title:	President and Principal Executive Officer
Date:	May 24, 2018

By:	/s/ Erik Naviloff
Name:	Erik Naviloff
Title:	Treasurer and Principal Financial Officer
Date:	May 24, 2018